Note 7 - Goodwill and Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill	$ 15,071,000	$ 4,559,000
Finite-Lived Core Deposits, Gross	2,700,000	36,000
Amortization of Intangible Assets	374,000	40,000	$ 40,000
Core Deposits [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 692,000	318,000
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets		$ 40,000